UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating Rate Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.6%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,834,354
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,287	5,829,608
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		56,962	47,420,830
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		46,031	45,069,259
Term Loan, 3.75%, Maturing June 4, 2021		34,376	33,416,811

			$136,570,862

Automotive — 2.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		11,671	$11,671,215
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018		14,213	14,126,374
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,270	11,779,351
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,874	19,662,389
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		55,249	44,647,733
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		29,313	29,381,209
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		6,045	5,833,425
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,292	29,207,488
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		1,650	1,654,468
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	8,000	8,558,006
Term Loan, 4.50%, Maturing June 30, 2022		15,062	14,666,866
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		17,690	16,982,058

			$208,170,582

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,766	$10,662,598
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,625,000

			$13,287,598

Brokerage/Securities Dealers/Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		4,229	$4,197,034
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		9,949	9,650,045

			$13,847,079

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 1.7%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	14,231	$14,111,788
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	12,977	12,863,389
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,793	14,845,185
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	9,950	9,697,101
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,453	22,992,366
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,463	2,462,625
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,735	13,534,483
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	5,778	5,738,842
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,543,500
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	18,484	18,252,808
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016	274	269,882
Term Loan, 3.75%, Maturing March 5, 2020	18,793	18,702,466
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	7,736	7,632,979
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,243	6,076,935

		$148,724,349

Business Equipment and Services — 6.8%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	20,855	$19,916,136
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	7,656	7,607,964
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	24,394	20,612,610
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	5,553	4,747,412
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	17,350	16,135,904
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	17,235	16,854,581
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	12,249	10,748,545
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	17,857	17,499,799
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	3,532	3,496,928
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	36,324	26,516,309
Education Management, LLC
Revolving Loan, 2.09%, Maturing March 31, 2019(3)(4)	9,764	4,358,467
Term Loan, 5.50%, Maturing July 2, 2020(3)	5,464	2,512,279
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	9,725	2,402,077
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	61,390	59,689,147
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	14,976	14,758,850

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		12,276	$12,030,167
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,021	1,926,504
Term Loan, 4.00%, Maturing November 6, 2020		13,065	12,452,294
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,368	7,698,901
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,359	23,213,052
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,492	36,882,392
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	42,367
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,250	7,244,586
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		8,935	8,689,409
Term Loan, 4.50%, Maturing June 10, 2021	EUR	15,355	16,608,190
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		21,976	21,948,805
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		47,454	46,742,452
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	30,313,610
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		14,131	12,011,563
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,534,024
Term Loan, 4.50%, Maturing April 11, 2022		5,384	5,060,761
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,663	8,620,067
RCS Capital Corporation
DIP Loan, Maturing February 2, 2017(2)		8,375	8,291,250
Term Loan, 7.50%, Maturing April 29, 2019(3)		27,185	19,029,764
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021(3)		1,500	258,900
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,895	1,828,228
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,800,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,602	31,424,042
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		7,089	6,982,654
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,810	18,245,700
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		277	269,318
Term Loan, 4.25%, Maturing May 14, 2022		1,583	1,537,826

			$583,543,834

Cable and Satellite Television — 1.1%
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		25,750	$25,742,842
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	5,212	5,547,287
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		34,565	33,900,496
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	12,010,039
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,466,638
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	3,828,910
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	6,930,394

			$90,426,606

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 4.8%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,611	$6,536,627
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,310	6,835,480
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,430	3,391,557
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,924	3,815,669
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		57,396	56,970,834
Term Loan, 4.00%, Maturing February 1, 2020	EUR	938	1,018,084
Chemours Company (The)
Revolving Loan, 0.59%, Maturing May 12, 2020(4)		5,000	4,386,500
Term Loan, 3.75%, Maturing May 12, 2022		12,868	11,473,698
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,336	6,240,960
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,350	5,278,450
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,819	2,720,581
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		17,054	16,485,715
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,363	7,261,741
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,700	29,328,750
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,608	5,871,393
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,207	16,914,714
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		50,021	48,707,496
Term Loan, 4.25%, Maturing March 31, 2022		9,032	8,666,211
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,130	7,301,925
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,209	5,789,009
Term Loan, 5.50%, Maturing June 7, 2020		8,069	7,520,512
Term Loan, 5.50%, Maturing June 7, 2020		30,693	28,632,403
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		19,731	19,484,640
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,209	8,157,542
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,888	5,152,337
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,011	4,885,724
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,838	18,698,143
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,641	2,533,186
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		1,032	1,024,334
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,848	5,804,562
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		7,011	6,837,613

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,179	$4,076,092
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,451	28,492,129
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		10,224	9,932,254
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		4,328	4,282,262

			$410,509,127

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,925	$12,243,206

			$12,243,206

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	276	$392,940
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,928	24,851,937

			$25,244,877

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		37,460	$37,005,392
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,091,485
Term Loan, 4.00%, Maturing October 1, 2022		13,047	13,009,941
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,249	32,289,562
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		7,300	7,227,287
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,202	22,133,694
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,280,192
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	20,775	22,508,131

			$174,545,684

Cosmetics/Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,953	$18,253,627
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		4,743	4,740,577
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,113	4,104,154
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	43,331,817

			$70,430,175

Drugs — 1.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,575	$19,404,162
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,463	19,670,419
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		33,225	32,851,219
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		2,960	2,834,320

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		25,785	$24,824,476
Term Loan, 3.75%, Maturing August 5, 2020		1,939	1,863,605
Term Loan, 4.00%, Maturing April 1, 2022		43,854	42,209,758

			$143,657,959

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		14,523	$14,141,789
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	12,801,750

			$26,943,539

Electronics/Electrical — 11.4%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,413	$18,435,472
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,202	50,988,171
Term Loan, Maturing February 1, 2023(2)		99,925	98,467,794
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,587	13,383,066
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		11,795	11,760,417
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,266	10,247,829
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		69,873	69,751,652
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,556,678
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,378	6,338,559
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,482	11,875,388
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,542,037
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		59,305	59,107,420
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,534	11,360,948
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,483	7,054,675
Term Loan, 3.75%, Maturing June 3, 2020		85,599	80,730,541
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,763	4,952,976
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		28,454	27,237,292
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,419	7,010,896
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,752	9,751,500
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		20,905	20,638,461
Term Loan, 5.25%, Maturing November 19, 2021		22,370	22,136,962
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,610	55,589,015
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		19,068	18,686,658

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	15,950	$15,856,964
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	24,889	24,725,949
Term Loan, 3.75%, Maturing December 7, 2020	18,100	18,078,986
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	5,811	5,753,032
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,884	15,255,731
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,151,875
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	9,998	9,962,342
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,250	2,240,624
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	88,494	78,317,593
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,148	31,558,483
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,728	8,344,088
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	22,808	22,726,127
Term Loan, 4.02%, Maturing July 8, 2022	3,277	3,265,229
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,879	12,750,307
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,468	14,178,766
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,310	13,260,461
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	14,824	14,743,479
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	20,609	20,351,535
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	27,727	27,765,388

		$971,891,366

Financial Intermediaries — 4.0%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,745	$12,362,957
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,029,500
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,050	27,956,768
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,556	13,352,554
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018	24,018	23,738,742
Term Loan, 3.93%, Maturing September 24, 2018	41,428	40,962,339
Term Loan, 4.18%, Maturing July 8, 2022	6,650	6,546,686
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,203	24,320,810
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,501	44,222,999
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	4,988	4,960,483
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,174	14,067,481

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		7,924	$7,980,915
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		6,866	6,840,257
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		2,284	2,284,108
Term Loan, 6.25%, Maturing September 4, 2018		8,339	8,338,839
Term Loan, 6.25%, Maturing September 4, 2018		12,732	12,731,938
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		9,366	9,367,735
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,855	6,795,293
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,412	22,118,058
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		11,766	11,795,513
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		48,693	38,041,731

			$344,815,706

Food Products — 3.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		54,126	$54,125,747
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		5,407	5,406,695
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	2,704	2,930,789
Term Loan, 4.25%, Maturing July 2, 2022		36,472	36,335,291
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		6,103	6,101,927
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,409	21,512,166
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		7,815	7,808,127
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		14,251	14,002,014
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		14,131	13,936,280
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,578,683
Term Loan, 3.75%, Maturing September 18, 2020		27,419	26,664,856
Term Loan, 4.00%, Maturing October 30, 2022		8,300	8,089,911
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,699	10,717,320
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,419	3,254,998
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		83,627	82,616,886

			$326,081,690

Food Service — 2.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		55,504	$55,238,292
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016		405	400,747
Term Loan, 3.93%, Maturing July 26, 2016		1,580	1,563,893
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,627	9,555,070

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	28,097	$28,026,545
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	6,401	6,349,134
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	8,941	8,538,463
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,022	3,951,492
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	72,915	72,003,788
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	88,254	61,248,529

		$246,875,953

Food/Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	40,380	$40,029,111
Term Loan, 5.13%, Maturing August 25, 2019	34,265	33,596,833
Term Loan, 5.50%, Maturing August 25, 2021	11,612	11,387,263
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,959	7,730,236
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,646,409
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,553	50,779,768

		$187,169,620

Health Care — 8.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,218	$3,200,071
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,279	4,285,632
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	19,009	18,700,473
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	15,636	15,500,561
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	23,953	22,156,617
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	10,950	10,806,164
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	6,384	6,360,060
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,325	9,267,113
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	18,156	15,614,059
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	177	176,423
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	24,725	24,516,872
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,666	20,879,141
Term Loan, 4.00%, Maturing January 27, 2021	32,287	31,139,201
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,905	3,851,676
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	8,738	8,641,386

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	15,998	$15,317,640
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,463	15,955,830
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	51,550	51,498,449
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	518	515,326
Term Loan, 4.25%, Maturing August 30, 2020	1,702	1,693,451
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	6,300	6,252,750
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,033	21,794,302
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,635	11,592,613
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	15,197,693
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,032,084
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	45,898	45,106,312
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,367	22,607,611
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,411	52,098,086
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	13,865	13,691,934
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,391	8,223,597
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	10,898	5,994,047
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	7,923	4,357,640
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,459	5,380,219
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,975	4,836,635
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	14,422	13,106,002
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	39,255	34,347,813
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	29,933	24,731,818
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	5,786	5,684,254
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	22,644	22,564,702
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	27,193	26,932,700
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019	17,505	17,271,883
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	8,950	8,886,561
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018	20,979	20,664,193
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	4,314	4,195,547

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		15,961	$15,402,206
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		10,353	9,214,308
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,909	10,499,629

			$736,743,284

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$43,857,276

			$43,857,276

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		46,098	$44,100,520
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,870	5,766,927
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,274	18,527,068
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,228	37,233,877
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,431	6,230,414
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		20,007	19,175,109
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		12,774	12,526,141
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,885	11,596,064
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,256	55,755,554
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		9,067	8,726,581
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,748	5,431,506
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,143	7,973,387
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,186	3,050,653
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		117	115,395
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	12,472,958

			$248,682,154

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		12,113	$11,821,357
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,653	4,657,979
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		8,750	8,607,813
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		26,273	24,802,056
Term Loan, 5.00%, Maturing August 4, 2022		57,377	52,858,216
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	25,548,713

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	16,144	$15,549,110
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	5,146	3,460,598
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	2,561,500
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	50,255	48,354,430
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	56,517	55,457,157

		$253,678,929

Leisure Goods/Activities/Movies — 3.0%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	18,529	$18,406,978
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	43,583	43,059,965
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,411	5,068,758
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	15,568	15,392,645
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,930	3,879,474
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	284	282,864
Term Loan, 5.50%, Maturing May 8, 2021	2,203	2,192,198
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,567	34,523,040
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	16,067	15,675,129
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	13,250	13,225,156
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	19,933	19,434,740
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	17,707	16,722,323
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,493	1,136,322
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020	28,650	23,358,436
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,181	5,129,608
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	27,489	10,686,262
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	2,517	2,423,688
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	25,854	25,304,747

		$255,902,333

Lodging and Casinos — 2.9%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,670,194
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	44,859	41,494,474
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	5,828	5,789,621
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	5,230	5,202,119

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(4)(6)		1,943	$1,770,802
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,220	11,176,751
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	30,338	43,226,271
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,954	2,933,027
Term Loan, 5.50%, Maturing November 21, 2019		6,893	6,843,730
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,532,779
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		32,089	31,851,705
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		2,836	2,750,805
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		47,109	42,356,071
Term Loan, 6.00%, Maturing October 1, 2021		5	4,112

			$243,602,461

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017		2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020		19,719	7,296,039
Arch Coal, Inc.
DIP Loan, Maturing January 12, 2017(2)		9,320	8,854,348
Term Loan, 6.25%, Maturing May 16, 2018		40,018	11,905,498
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		8,139	7,975,730
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		38,907	18,164,498
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		3,779	2,645,166
Term Loan, 7.50%, Maturing April 16, 2020		21,833	10,343,533
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,436	770,529
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		27,677	25,739,433
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,293	8,363,874
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	9,939,375
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)		2,000	1,233,600
Walter Energy, Inc.
Term Loan, 4.80%, Maturing April 2, 2018(16)		30,442	7,965,629

			$124,023,502

Oil and Gas — 3.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		47,818	$19,446,163
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		32,721	26,012,830
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018		12,485	12,375,532
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(4)		12,500	10,677,500
Term Loan, 4.50%, Maturing July 29, 2021		16,047	15,525,352

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,029	$10,304,053
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	25,762	10,224,475
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	24,900	18,924,000
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	16,403	11,044,866
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	3,944,465
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	16,973	6,902,232
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	70,946	55,728,107
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	23,179	5,273,256
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	18,250	501,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	67,547	26,934,289
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	467,823
Term Loan, 4.25%, Maturing December 16, 2020	2,586	1,254,402
Term Loan, 4.25%, Maturing December 16, 2020	18,593	9,017,515
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,227	1,855,594
Term Loan, 4.25%, Maturing October 1, 2019	5,283	3,037,945
Term Loan, 4.25%, Maturing October 1, 2019	39,872	22,926,464
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,920	3,732,111
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,530	1,812,657
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	2,395	2,024,070
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	28,957	22,513,686

		$302,461,262

Publishing — 2.3%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	195	$155,234
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,974	23,903,825
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,124	71,046,221
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	49,249	38,845,528
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	15,272	15,109,269
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,729	6,491,942
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	2,709	2,672,043
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	11,173	11,089,016
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	8,761	8,542,321

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		21,621	$20,756,398

			$198,611,797

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		6,999	$6,346,192
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,740	5,888,802
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		3,506	3,483,715
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		26,050	26,068,990
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		75,871	56,018,254
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		5,978	5,955,643
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		15,758	15,469,404
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 13, 2021		4,518	4,480,857
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		8,254	7,676,117
iHeartCommunications, Inc.
Term Loan, 7.18%, Maturing January 30, 2019		33,740	22,486,140
Term Loan, 7.93%, Maturing July 30, 2019		5,384	3,582,468
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		19,359	19,305,795
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,957	10,871,451
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,425	12,328,398
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,584	5,549,504
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,792	3,709,378
Term Loan, 4.00%, Maturing March 1, 2020		4,069	3,978,214

			$213,199,322

Retailers (Except Food and Drug) — 5.3%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		21,897	$13,813,474
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	6,850	9,677,185
Term Loan, 3.84%, Maturing April 28, 2020	GBP	5,450	7,701,913
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		17,969	17,283,769
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		25,526	25,120,208
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,332	21,016,929
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		23,220	23,197,380
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,117	16,882,113
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		4,993	5,007,768

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		49,569	$33,565,517
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		23,179	21,773,494
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,761	15,064,224
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		36,038	35,707,245
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		28,973	25,247,105
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		21,496	20,994,556
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		35,644	34,589,593
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,267	9,343,084
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,727	8,900,091
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		12,238	12,268,745
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,332	6,859,674
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,625	36,822,301
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		33,468	30,177,344
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	6,825	7,390,437
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	10,186	7,641,018
Term Loan, 0.10%, Maturing October 29, 2021(3)	EUR	2,588	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		3,664	3,456,631

			$449,501,798

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		137,961	$96,400,275
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		20,888	20,313,889
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		8,198	8,156,690

			$124,870,854

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		13,373	$13,343,572
Term Loan, 3.75%, Maturing March 11, 2018		21,650	21,433,500
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		613	605,872
Term Loan, 4.00%, Maturing July 31, 2022		1,396	1,380,323
Term Loan, 4.00%, Maturing July 31, 2022		4,377	4,327,499
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,869	28,694,940

			$69,785,706

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		86,759	$83,279,234

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	22,207	$20,708,202
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	4,415	4,411,014
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	10,068	7,047,731
Term Loan, 4.00%, Maturing April 23, 2019	31,629	22,140,252
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,507	45,499,123
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	17,084	16,607,676
Term Loan, 3.51%, Maturing January 15, 2022	11,009	10,702,300
Term Loan, 3.60%, Maturing January 15, 2022	18,106	17,601,460

		$227,996,992

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	4,224	$3,977,279
Term Loan, 3.25%, Maturing January 31, 2022	10	9,237
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	1,382	1,349,516
Term Loan, 4.00%, Maturing October 31, 2020	6,615	6,443,427
Term Loan, 3.50%, Maturing May 27, 2022	40,521	38,503,735
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,152	16,578,533
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	4,696	4,566,416
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,870	6,801,764
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,277	7,130,970
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,557,543
Term Loan, 5.00%, Maturing December 19, 2021	38,405	35,044,720
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	2,319	2,226,420
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	8,492	8,254,834
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021(3)	18,391	12,506,188
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,632	3,032,512
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	21,247	20,379,289

		$168,362,383

Total Senior Floating-Rate Loans (identified cost $8,709,659,962)		$7,796,259,865

Corporate Bonds & Notes — 4.0%

Security	Principal Amount* (000’s omitted)	Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	8,250	$8,487,187

		$8,487,187

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		8,823	$9,054,091
6.00%, 4/15/21(9)	GBP	11,115	16,466,118

			$25,520,209

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$12,889,500

			$12,889,500

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$44,666,875

			$44,666,875

Ecological Services and Equipment — 0.0%(10)
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$1,785,000
9.00%, 11/15/18(9)	CAD	4,500	1,943,394

			$3,728,394

Entertainment — 0.2%
Vougeot Bidco PLC
5.106%, 7/15/20(9)(11)	EUR	11,625	$12,618,302

			$12,618,302

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,374,406
7.125%, 9/1/18(9)		2,325	2,522,625

			$4,897,031

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		5,952	$6,286,800

			$6,286,800

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$17,685,000
Iceland Bondco PLC
4.841%, 7/15/20(9)(11)	GBP	9,575	11,596,899
6.25%, 7/15/21(9)	GBP	7,000	8,650,905

			$37,932,804

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,124,750
5.125%, 8/1/21		7,500	7,481,250
HCA, Inc.
4.75%, 5/1/23		9,766	9,814,830
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	15,634,453
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		9,700	9,615,125

			$70,982,908

Security	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.0%(10)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		798	$355,964

			$355,964

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.573%, 11/15/19(9)(11)	GBP	2,500	$3,561,892

			$3,561,892

Lodging and Casinos — 0.4%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		25,250	$19,063,750
9.00%, 2/15/20(6)		6,175	4,631,250
9.00%, 2/15/20(6)		14,975	11,118,937

			$34,813,937

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		7,000	$7,345,310

			$7,345,310

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,068,750

			$11,068,750

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$6,205,860
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	8,414,725

			$14,620,585

Telecommunications — 0.2%
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	2,520	$2,482,655
Wind Acquisition Finance SA
5.183%, 4/30/19(9)(11)	EUR	5,775	6,259,438
6.50%, 4/30/20(9)		7,375	7,633,125

			$16,375,218

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,131,250
7.875%, 1/15/23(9)		15,040	16,130,400
5.875%, 1/15/24(9)		5,000	5,150,000

			$24,411,650

Total Corporate Bonds & Notes (identified cost $371,852,789)			$340,563,316

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.472%, 4/15/25(9)(11)		$5,600	$5,249,171
Series 2013-14A, Class D, 4.122%, 4/15/25(9)(11)		7,000	6,072,633
Series 2013-14A, Class E, 5.022%, 4/15/25(9)(11)		3,500	2,484,892

Security	Principal Amount (000’s omitted)	Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.371%, 10/17/24(9)(11)	3,000	$2,797,884
Series 2013-3A, Class D, 4.121%, 10/17/24(9)(11)	3,000	2,604,195
Series 2013-3A, Class E, 5.521%, 10/17/24(9)(11)	3,000	2,223,591
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.37%, 7/17/25(9)(11)	4,000	3,798,820
Series 2013-2A, Class D, 4.07%, 7/17/25(9)(11)	3,330	2,867,270
Series 2013-2A, Class E, 4.87%, 7/17/25(9)(11)	3,330	2,203,967
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.324%, 4/20/25(9)(11)	7,175	6,866,030
Series 2013-IA, Class D, 4.124%, 4/20/25(9)(11)	5,600	4,932,250
Series 2013-IA, Class E, 5.024%, 4/20/25(9)(11)	3,525	2,635,417
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.722%, 7/15/26(9)(11)	3,500	3,406,252
Series 2014-1A, Class E1, 5.722%, 7/15/26(9)(11)	3,500	2,492,714
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.272%, 7/15/25(9)(11)	5,000	4,764,895
Series 2013-3A, Class C, 4.022%, 7/15/25(9)(11)	3,000	2,622,030
Series 2013-3A, Class D, 5.222%, 7/15/25(9)(11)	2,400	1,867,068
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.021%, 8/15/25(9)(11)	3,250	3,084,413
Series 2013-28A, Class B1L, 3.521%, 8/15/25(9)(11)	1,400	1,195,022
Series 2013-28A, Class B2L, 4.221%, 8/15/25(9)(11)	925	620,703
Madison Park Funding XII, Ltd.
Series 2014-12A, Class C, 3.724%, 7/20/26(9)(11)	3,250	3,140,742
Series 2014-12A, Class D, 4.124%, 7/20/26(9)(11)	3,250	2,860,371
Series 2014-12A, Class E, 5.724%, 7/20/26(9)(11)	3,250	2,384,759
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class C, 3.324%, 4/20/25(9)(11)	6,325	6,008,959
Series 2013-8A, Class D, 4.124%, 4/20/25(9)(11)	6,950	6,042,193

Total Asset-Backed Securities (identified cost $95,469,372)		$85,226,241

Common Stocks — 0.4%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(12)(13)(14)	2,577	$5,425,008

		$5,425,008

Automotive — 0.0%(10)
Dayco Products, LLC(3)(12)(13)	88,506	$3,009,204

		$3,009,204

Business Equipment and Services — 0.0%
Education Management Corp.(3)(12)(13)	65,471,595	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(3)(12)(13)	421,318	$3,657,040

		$3,657,040

Lodging and Casinos — 0.0%(10)
Affinity Gaming, LLC(3)(12)(13)	206,125	$2,834,222

		$2,834,222

Security	Shares	Value
Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$11,929,715
MediaNews Group, Inc.(3)(12)(13)	162,730	5,288,724
Nelson Education, Ltd.(3)(12)(13)	32,751	0

		$17,218,439

Total Common Stocks (identified cost $13,826,298)		$32,143,913

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	72,851	$978,389

Total Convertible Preferred Stocks (identified cost $5,141,580)		$978,389

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(12)(13)	104,081	$0

Total Warrants (identified cost $38,147)		$0

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(15)	$236,441	$236,440,916

Total Short-Term Investments (identified cost $236,440,916)		$236,440,916

Total Investments — 99.6% (identified cost $9,432,429,064)		$8,491,612,640

Less Unfunded Loan Commitments — (0.3)%		$(28,031,852)

Net Investments — 99.3% (identified cost $9,404,397,212)		$8,463,580,788

Other Assets, Less Liabilities — 0.7%		$61,390,805

Net Assets — 100.0%		$8,524,971,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $263,021,714 or 3.1% of the Portfolio’s net assets.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated company.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $150,829.

(16)	Security is in default and making only partial interest payments.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	690,000	USD	480,551	Goldman Sachs International	2/29/16	$11,989	$—
EUR	7,800,000	USD	8,575,078	HSBC Bank USA, N.A.	2/29/16	—	(119,961)
USD	10,685,129	CAD	14,214,855	State Street Bank and Trust Company	2/29/16	538,188	—
USD	66,864,405	EUR	62,598,915	State Street Bank and Trust Company	2/29/16	—	(992,158)
USD	29,191,958	GBP	19,343,601	JPMorgan Chase Bank, N.A.	2/29/16	1,628,379	—
EUR	2,300,000	USD	2,506,006	Deutsche Bank AG	3/31/16	—	(10,591)
GBP	3,000,000	USD	4,254,594	Deutsche Bank AG	3/31/16	20,596	—
USD	70,499,673	EUR	64,345,713	HSBC Bank USA, N.A.	3/31/16	686,955	—
USD	29,358,480	GBP	19,811,444	Goldman Sachs International	3/31/16	1,125,914	—
USD	57,241,528	EUR	52,375,575	Goldman Sachs International	4/29/16	366,276	—
USD	61,605,483	GBP	43,250,584	State Street Bank and Trust Company	4/29/16	—	(35,247)

						$4,378,297	$(1,157,957)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,404,682,150

Gross unrealized appreciation	$30,625,760
Gross unrealized depreciation	(971,727,122)

Net unrealized depreciation	$(941,101,362)

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $4,378,297 and $1,157,957, respectively.

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended January 31, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of year	Value, end of period	Dividend income	Realized gain (loss)
IAP Global Services, LLC	2,577	—	—	2,577	$ 5,425,008	$ —	$ —

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,708,453,887	$59,774,126	$7,768,228,013
Corporate Bonds & Notes	—	340,207,352	355,964	340,563,316
Asset-Backed Securities	—	85,226,241	—	85,226,241
Common Stocks	—	—	32,143,913	32,143,913
Convertible Preferred Stocks	—	—	978,389	978,389
Warrants	—	—	0	0
Short-Term Investments	—	236,440,916	—	236,440,916
Total Investments	$—	$8,370,328,396	$93,252,392	$8,463,580,788
Forward Foreign Currency Exchange Contracts	$—	$4,378,297	$—	$4,378,297
Total	$—	$8,374,706,693	$93,252,392	$8,467,959,085

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,157,957)	$—	$(1,157,957)
Total	$—	$(1,157,957)	$—	$(1,157,957)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016